UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Fund Management GP, LLC
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Address:   280 Park Avenue, 41st Floor
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           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/PETER W. MAY              New York, New York            11/13/08
------------------------   ------------------------------  --------
   [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   4
                                               -------------

Form 13F Information Table Entry Total:             12
                                               -------------

Form 13F Information Table Value Total:         $ 104,340
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.    Form 13F File Number          Name
     --     --------------------          ----

     01     28-11639                      Nelson Peltz

     02     28-11640                      Peter W. May

     03     28-11641                      Edward P. Garden

     04     28-12039                      Trian Fund Management, L.P.

                                               FORM 13F INFORMATION TABLE



COLUMN 1                COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8
                        TITLE OF               VALUE     SHARES/OR  SH/ PUT/  INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS      CUSIP     (x$1000)   PRN AMT   PRN  CALL  DISCRETION     MANAGERS     SOLE   SHARED   NONE
--------------           ------     -----     --------   -------   ---  ----  ----------     --------     ----   ------   ----

Heinz HJ Co.            COM       423074103    23,772   475,718    SH          Defined       1,2,3,4            475,718

Chemtura Corp.          COM       163893100     2,593   568,720    SH          Defined       1,2,3,4            568,720

Tiffany & Co. NEW       COM       886547108    13,928   392,120    SH          Defined       1,2,3,4            392,120

Cheesecake Factory Inc. COM       163072101       609    41,670    SH          Defined       1,2,3,4             41,670

Kraft Foods Inc.        CL A      50075N104     6,287   191,963    SH          Defined       1,2,3,4            191,963

Philip Morris Intl Inc. COM       718172109     1,677    34,867    SH          Defined       1,2,3,4             34,867

Wyeth                   COM       983024100     1,739    47,084    SH          Defined       1,2,3,4             47,084

Lorillard Inc.          COM       544147101       622     8,748    SH          Defined       1,2,3,4              8,748

Orient-Express
   Hotels Ltd           CL A      G67743107     1,225    50,765    SH          Defined       1,2,3,4             50,765

Dr. Pepper Snapple
   Group Inc.           COM       26138E109       155     5,855    SH          Defined       1,2,3,4              5,855

SPDR TR              UNIT SER 1   78462F103    50,293   433,600    SH   PUT    Defined       1,2,3,4            433,600

Proshares TR      ULTRASHRT FINL  74347R628     1,440    14,258    SH          Defined       1,2,3,4             14,258